Dividends - Summary of number of shares dividend distributed (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rio Tinto plc [member]
Disclosure of Dividends [Line Items]
Previous year final dividend number of shares	1,334.8	1,374.6	1,373.9
Interim dividend number of shares	1,308.4	1,366.1	1,374.4
Rio Tinto Limited [member]
Disclosure of Dividends [Line Items]
Previous year final dividend number of shares	412.4	424.0	423.5
Interim dividend number of shares	412.4	424.0	424.0